Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 953	$ 11,912
Accounts receivable, net	897,399	868,948
Due from related party	0	0
Prepaid expenses and other current assets	75,196	76,185
TOTAL CURRENT ASSETS	973,548	957,045
NON-CURRENT ASSETS:
Property and equipment, net	704,923	743,282
Operating lease right-of-use assets	473,491	496,685
Patents, net	228,149	253,663
Notes receivable, related party	0	0
Investment in related party	0	1,500,000
Other assets, net	161,677	161,677
TOTAL NON-CURRENT ASSETS	1,568,240	3,155,307
TOTAL ASSETS	2,541,788	4,112,353
CURRENT LIABILITIES:
Accounts payable and accrued expenses	16,128,871	15,663,273
Convertible notes, net	91,971	120,925
Notes payable, current	2,435,691	1,923,868
Derivative liability	94,759	108,958
Loan payable, current	570,487	570,487
Loan payable, related party	361,747	361,747
Secured debenture, current	183,208	183,208
Operating lease liabilities - current	80,400	80,400
Other current liabilities	70,745	70,461
TOTAL CURRENT LIABILITIES	20,017,879	19,083,326
NON-CURRENT LIABILITIES:
Secured debenture	916,042	916,042
Loan payable	291,968	291,968
Operating lease liabilities - non-current	472,220	496,335
TOTAL NON-CURRENT LIABILITIES	1,680,230	1,704,345
TOTAL LIABILITIES	21,698,110	20,787,671
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 8,928,508,901 and 8,100,117,720 shares issued as of June 30, 2024 and December 31, 2023, respectively.	863,328	798,346
Treasury stock at cost, 100,000 shares at June 30, 2024 and December 31, 2023	(1,000)	(1,000)
Additional paid-in capital	50,140,739	49,733,618
Common Stock to be issued	205,000	205,000
Non-controlling interests	1,207,957	1,217,410
Accumulated other comprehensive income (loss)	(1,253,356)	(1,253,356)
Accumulated deficit	(70,319,873)	(67,376,221)
TOTAL STOCKHOLDERS' DEFICIT	(19,156,322)	(16,675,319)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,541,788	4,112,353
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	$ 883	$ 883